SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 0	$ 26,179,662
Gain from short term investments	$ 429,645	$ 293,172